Financial Risks and Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations [Abstract]
Percentage of estimate of the effect on equity investments	20.00%
Investments variables held	$ 4,606	$ 5,575